Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Banks - 7.8%
Bank of America Corp.	127,124	$ 6,762,997
Citizens Financial Group, Inc.	84,378	5,314,126
U.S. Bancorp	69,625	3,906,659
		15,983,782
Biotechnology - 4.0%
Gilead Sciences, Inc.	58,233	8,266,174
Capital Markets - 8.7%
CME Group, Inc.	23,471	6,784,527
Moody's Corp.	6,384	3,291,335
Morgan Stanley	41,852	7,650,546
		17,726,408
Chemicals - 2.2%
Linde PLC	10,036	4,586,151
Commercial Services & Supplies - 1.9%
Republic Services, Inc.	17,615	3,788,810
Communications Equipment - 4.4%
Cisco Systems, Inc.	114,266	8,949,313
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	2,813	2,644,923
Containers & Packaging - 1.5%
Packaging Corp. of America	14,228	3,166,441
Electrical Equipment - 2.3%
Schneider Electric SE, ADR	82,663	4,715,098
Health Care Equipment & Supplies - 4.0%
Medtronic PLC	42,258	4,350,884
Stryker Corp.	10,102	3,733,295
		8,084,179
Health Care Providers & Services - 1.8%
Quest Diagnostics, Inc.	19,428	3,633,619
Household Durables - 1.2%
D.R. Horton, Inc.	16,501	2,456,009
Household Products - 3.7%
Colgate-Palmolive Co.	53,347	4,816,700
Kimberly-Clark Corp.	26,537	2,653,435
		7,470,135
Industrial REITs - 1.3%
Prologis, Inc.	20,065	2,619,686
Insurance - 6.1%
Cincinnati Financial Corp.	27,929	4,493,497
MetLife, Inc.	76,242	6,013,969
Progressive Corp.	9,626	2,002,208
		12,509,674
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A	24,687	8,344,206
	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.4%
Danaher Corp.	13,096	$ 2,866,583
Machinery - 4.4%
IDEX Corp.	22,580	4,483,259
Xylem, Inc.	32,145	4,431,831
		8,915,090
Media - 1.0%
Omnicom Group, Inc.	26,818	2,066,059
Metals & Mining - 2.9%
Steel Dynamics, Inc.	32,888	5,905,698
Oil, Gas & Consumable Fuels - 1.3%
ONEOK, Inc.	32,684	2,588,246
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	58,165	3,201,983
Merck & Co., Inc.	36,772	4,054,849
		7,256,832
Professional Services - 2.0%
Automatic Data Processing, Inc.	16,930	4,178,663
Semiconductors & Semiconductor Equipment - 11.9%
Broadcom, Inc.	16,189	5,363,416
KLA Corp.	2,220	3,170,027
Micron Technology, Inc.	11,662	4,838,330
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,648	7,817,083
Texas Instruments, Inc.	14,184	3,057,361
		24,246,217
Software - 2.6%
Microsoft Corp.	12,129	5,218,987
Specialized REITs - 2.5%
American Tower Corp.	14,566	2,611,393
Digital Realty Trust, Inc.	15,673	2,600,934
		5,212,327
Specialty Retail - 2.6%
Home Depot, Inc.	14,045	5,261,117
Trading Companies & Distributors - 5.9%
United Rentals, Inc.	5,490	4,293,509
Watsco, Inc.	6,037	2,332,999
WESCO International, Inc.	18,736	5,422,761
		12,049,269
Water Utilities - 1.1%
Essential Utilities, Inc.	58,090	2,253,311
Total Common Stocks (Cost $146,740,523)		202,963,007
Transamerica Funds

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp.,
1.35% (A), dated 01/30/2026, to be
repurchased at $1,254,737 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $1,279,828.
$ 1,254,595	$ 1,254,595
Total Repurchase Agreement (Cost $1,254,595)	1,254,595
Total Investments (Cost $147,995,118)	204,217,602
Net Other Assets (Liabilities) - 0.0%*	8,140
Net Assets - 100.0%	$ 204,225,742
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$202,963,007	$—	$—	$202,963,007
Repurchase Agreement	—	1,254,595	—	1,254,595
Total Investments	$202,963,007	$1,254,595	$—	$204,217,602
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Rate disclosed reflects the yield at January 31, 2026.
(B)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Sustainable Equity Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds